Equity, Share-Based Payment Reserve (Details)		6 Months Ended		12 Months Ended			34 Months Ended
	Dec. 21, 2017 $ / shares	Jun. 30, 2018 BRL (R$) shares	Jun. 30, 2017 BRL (R$) shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 shares	Dec. 31, 2015 BRL (R$) shares	Jun. 30, 2018 BRL (R$) shares
Share-based payment reserve [Abstract]
Percentage of options available and exercisable on first anniversary		34.00%
Percentage of options available and exercisable on second anniversary		33.00%
Percentage of options available and exercisable on third anniversary		33.00%
Stock options exercise term period		11 years
Options and significant assumptions [Abstract]
Number of granted (thousands)		0		0	0
Changes in stock option plan [Roll Forward]
Beginning balance (in shares)		144,000	571,000	571,000	3,567,000
Granted (in shares)		0		0	0
Expired (in shares)		0		(70,000)	0
Exercised (in shares)		(144,000)		(357,000)	(2,996,000)
Ending balance (in shares)		0		144,000	571,000	3,567,000	0
Compensation expense be recognized in future service period [Abstract]
Compensation expense be recognized in future service period | R$		R$ 42,720,000					R$ 42,720,000
2018 [Member]
Compensation expense be recognized in future service period [Abstract]
Compensation expense be recognized in future service period | R$		15,876,000					15,876,000
2019 [Member]
Compensation expense be recognized in future service period [Abstract]
Compensation expense be recognized in future service period | R$		15,221,000					15,221,000
2020 [Member]
Compensation expense be recognized in future service period [Abstract]
Compensation expense be recognized in future service period | R$		8,175,000					8,175,000
2021 [Member]
Compensation expense be recognized in future service period [Abstract]
Compensation expense be recognized in future service period | R$		R$ 3,448,000					3,448,000
Ambiental Employee SPV, Inc [Member]
Options and significant assumptions [Abstract]
Number of granted (thousands)		0		1,983,000
Impact on equity [Abstract]
Compensation expense | R$		R$ 15,473,000	R$ 0
Percentage of diluted share capital	3.87%
Exercise price of options (in dollars per share) | $ / shares	$ 0.0001
Percentage of shares vested and exchanged on first anniversary of the effective date	5.00%
Percentage of shares vested on first anniversary of the effective date	20.00%
Percentage of shares vested on second anniversary of the effective date	25.00%
Percentage of shares vested on third anniversary of the effective date	25.00%
Percentage of shares vested on fourth anniversary of the effective date	25.00%
Changes in stock option plan [Roll Forward]
Granted (in shares)		0		1,983,000
Expired (in shares)		0
Vested (in shares)		0
Share-based Payment Reserve [Member]
Impact on equity [Abstract]
Compensation expense | R$		R$ 0	R$ 1,910,000
Options exercised settle in cash | R$				R$ 26,836,000			R$ 1,249,000
Changes in stock option plan [Roll Forward]
Exercised (in shares)				3,353,000			144,000
Plan 1 [Member]
Options and significant assumptions [Abstract]
Start date (first grant)						October 28, 2015
Number of granted (thousands)						2,486,000
Exercise value (in reais per share) | R$						R$ 0.9250
Expected volatility						24.03%
Future risk-free rate - p.a.						14.48%
Estimated maturity term (weighted average in years)						P0Y8M4D
Fair value of option (in reais per share) | R$						R$ 11.58
Changes in stock option plan [Roll Forward]
Granted (in shares)						2,486,000
Plan 2 [Member]
Options and significant assumptions [Abstract]
Start date (first grant)						October 28, 2015
Number of granted (thousands)						432,000
Exercise value (in reais per share) | R$						R$ 0.9250
Expected volatility						24.03%
Future risk-free rate - p.a.						14.48%
Estimated maturity term (weighted average in years)						P1Y1M16D
Fair value of option (in reais per share) | R$						R$ 11.63
Changes in stock option plan [Roll Forward]
Granted (in shares)						432,000
Plan 3 [Member]
Options and significant assumptions [Abstract]
Start date (first grant)						October 28, 2015
Number of granted (thousands)						649,000
Exercise value (in reais per share) | R$						R$ 0.9250
Expected volatility						24.03%
Future risk-free rate - p.a.						14.48%
Estimated maturity term (weighted average in years)						P1Y11M
Fair value of option (in reais per share) | R$						R$ 11.72
Changes in stock option plan [Roll Forward]
Granted (in shares)						649,000